Employee Benefits	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Employee Benefits
(18) Employee Benefits
(a) Post-employment Benefits
Honda has various pension plans covering substantially all of their employees in Japan and certain employees in foreign countries. The Company and its Japanese subsidiaries provide plans similar to a cash balance pension plan or other defined benefit pension plans in accordance with the Defined-Benefit Corporate Pension Act of Japan. The Company and some of its subsidiaries have retirement pension benefit plans as well as lump-sum
retirement benefit plans, in which the amount of benefits is basically determined based on the level of salary, service years, and other factors. In addition, certain consolidated subsidiaries in North America provide mainly health care and life insurance benefits to retired employees.
The Company’s pension plans are administered by the Honda Pension Fund (the Fund) which is legally independent of the Company. The Director of the Fund has the fiduciary duty to comply with laws, the directives by the Minister of Health, Labour and Welfare, and the Director-Generals of Regional Bureaus of Health and Welfare made pursuant to those laws, and the by-laws
of the Fund and the decisions made by the Board of Representatives of the Fund. The Company is required to make contributions to the Fund and obligated to make contributions in the amount stipulated by the Fund. Contributions are also regularly reviewed and adjusted as necessary to the extent permitted by laws and regulations.
Certain consolidated subsidiaries in North America amended their health care benefits which are provided to retired employees to eliminate certain plans and reduce the scope of the persons eligible for the benefits, and implemented a voluntary retirement opportunity program to streamline the workforce with the future of Honda’s business for the year ended March 31, 2021. The plan amendment and the implementation of the voluntary retirement opportunity program resulted in recognition of the past service cost to profit or loss for the year ended March 31, 2021.

1) Defined benefit obligations and plan assets
The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020		2021
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Balance at beginning of year	¥1,366,380	¥1,086,438	¥1,357,044	¥1,143,911

Current service cost	36,331	29,063	35,751	27,158
Past service cost	—	(2,254)	—	9,941
Interest cost	7,581	35,635	7,530	29,445
Plan participants’ contributions	—	1,524	—	3,764
Remeasurements:
Changes in demographic assumptions	(6,476)	(5,990)	(30,860)	(11,669)
Changes in financial assumptions	157	70,892	(17,606)	51,885
Other	159	14,791	1,654	(7,040)
Benefits paid	(47,088)	(45,504)	(48,459)	(200,249)
Exchange differences on translating foreign operations	—	(40,684)	—	57,748

Balance at end of year	¥1,357,044	¥1,143,911	¥1,305,054	¥1,104,894

Fair value of plan assets:
Balance at beginning of year	¥1,244,530	¥860,858	¥1,187,881	¥848,503

Interest income	6,967	28,682	6,645	22,458
Actual return on plan assets, excluding interest income	(42,333)	(10,503)	194,475	126,176
Employer contributions	22,168	50,926	21,770	49,487
Plan participants’ contributions	—	1,524	—	3,764
Benefits paid	(43,451)	(45,504)	(45,262)	(200,249)
Exchange differences on translating foreign operations	—	(37,480)	—	60,297

Balance at end of year	¥1,187,881	¥848,503	¥1,365,509	¥910,436

Effects of asset ceiling	—	—	—	2,774

Net defined benefit liabilities (assets)	¥169,163	¥295,408	¥(60,455)	¥197,232

Of the total net defined benefit liabilities (assets) amounting to
¥136,777
million as of March 31, 2021,
¥168,488
million was recognized as retirement benefit assets included in other non-current assets in the consolidated statements of financial position.

2) Fair value of plan assets
Honda’s investment policies for the Japanese and foreign pension plan assets are designed to maximize total medium-to-long
term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in well-diversified Japanese and foreign individual equity and debt securities using target asset allocations, consistent with accepted tolerance for risks. Honda sets target asset allocations for each asset category with future anticipated performance over medium-to-long
term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted as necessary when there are significant changes in the investment environment of plan assets.
The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2020 and 2021 is as follows:
As of March 31, 2020

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥7,033	¥—	¥7,033	¥25,202	¥—	¥25,202
Equity securities:
Japan	29,153	—	29,153	8,673	—	8,673
United States	188,020	—	188,020	60,026	—	60,026
Other	196,401	72	196,473	66,798	—	66,798
Debt securities:
Japan	75,526	—	75,526	—	389	389
United States	4,495	156,356	160,851	—	123,331	123,331
Other	168,800	55,601	224,401	—	10,129	10,129
Group annuity insurance:
General accounts	—	36,991	36,991	—	—	—
Separate accounts	—	15,961	15,961	—	—	—
Pooled funds:
Real estate funds	—	122	122	—	55,802	55,802
Private equity funds	—	—	—	—	107,319	107,319
Hedge funds	—	117,841	117,841	—	49,198	49,198
Commingled and other mutual funds	4,476	129,594	134,070	8,151	313,289	321,440
Other	314	1,125	1,439	524	19,672	20,196

Total	¥674,218	¥513,663	¥1,187,881	¥169,374	¥679,129	¥848,503

As of March 31, 2021

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥17,708	¥—	¥17,708	¥17,736	¥—	¥17,736
Equity securities:
Japan	37,137	28	37,165	11,099	—	11,099
United States	278,052	105	278,157	71,125	—	71,125
Other	285,412	239	285,651	41,302	—	41,302
Debt securities:
Japan	63,856	—	63,856	—	343	343
United States	3,867	151,484	155,351	—	45,842	45,842
Other	168,460	64,850	233,310	—	8,697	8,697
Group annuity insurance:
General accounts	—	38,822	38,822	—	—	—
Separate accounts	—	20,290	20,290	—	—	—
Pooled funds:
Real estate funds	—	404	404	—	68,686	68,686
Private equity funds	—	—	—	—	148,038	148,038
Hedge funds	—	129,796	129,796	—	36,247	36,247
Commingled and other mutual funds	2,309	119,493	121,802	7,197	401,755	408,952
Other	112	(16,915)	(16,803)	541	51,828	52,369

Total	¥856,913	¥508,596	¥1,365,509	¥149,000	¥761,436	¥910,436

3) Actuarial assumptions
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2020 and 2021 are as follows:

	2020		2021
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	0.6%	2.5 - 3.8%	0.7%	2.1 - 3.4%
Rate of salary increase	1.6%	2.0 - 2.8%	1.5%	2.0 - 3.1%
4) Sensitivity analysis
The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2020 and 2021 are as follows:

Yen (millions)
	2020		2021
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	¥110,540 increase	¥103,305 increase	¥99,814 increase	¥103,059 increase
0.5% increase	¥97,949 decrease	¥91,314 decrease	¥88,788 decrease	¥91,523 decrease

This sensitivity analysis shows changes in defined benefit obligations as of March 31, 2020 and 2021, as a result of changes in actuarial assumptions that the Company can reasonably assume. This analysis is based on provisional calculations, and thus actual results may differ from the analysis. In addition, changes in the rate of salary increase are not expected.
5) Cash flows
The amount of contributions to plan assets made by the Company and certain of its consolidated subsidiaries are determined based on various factors such as the level of salary and service years of employees, status of plan asset reserve, and actuarial calculations. In accordance with the provisions of the Defined Benefit Corporate Pension Act, the Honda Pension Fund also recalculates the amount of contributions every five years at the end of the reporting period as a base date, in an effort to ensure balanced finances in the future. The Company and certain of its consolidated subsidiaries may make contributions of a necessary amount if the amount of reserve falls below the minimum base amount.
The Company and certain of its consolidated subsidiaries expect to contribute ¥21,364 million to its Japanese pension plans and ¥20,688 million to its foreign pension plans in the year ending March 31, 2022.
The weighted average duration of defined benefit obligations as of March 31, 2020 and 2021 are as follows:

	2020		2021
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Weighted average duration of defined benefit obligations	15 years	16 years	14 years	17 years
(b) Personnel Expenses
Personnel expenses included in the consolidated statements of income for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen (millions)
	2019	2020	2021
Personnel expenses	¥1,634,785	¥1,605,553	¥1,470,748
Personnel expenses include salaries, bonuses, social security expenses and expenses relating to post-employment benefits.